BORROWINGS AND DERIVATIVE FINANCIAL LIABILITIES (Tables)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Senior secured loans

			June 30, 2026	March 31, 2026	September 30, 2025
				$	$

JGB senior secured loan, net	20	(a)	13,018,588	14,204,177	16,236,880
FAR Holdings 26 BTC financing	20	(b)	1,267,679	—	—
Total senior secured loans, net			14,286,267	14,204,177	16,236,880
Less: current portion			(6,650,484)	(6,243,813)	(1,554,867)
Non-current portion			7,635,783	7,960,364	14,682,013

Schedule of convertible notes and debentures

	June 30,	March 31,	September
	2026	2026	30, 2025
		$	$

Former CEO convertible loan, including accrued interest	1,752,590	1,690,808	1,568,220
FAR Holdings convertible promissory note	1,991,533	1,715,952	—
	3,744,123	3,406,760	1,568,220

Schedule of derivative financial liabilities

	June 30, 2026	March 31, 2026
		$

JGB warrant liabilities	11,401,912	5,115,442
Other warrant liabilities	1,061,078	97,522
FAR conversion option	2,949,923	255,671
Other conversion-option liabilities	139,865	45,495
Derivative financial liabilities	15,552,778	5,514,130

Schedule of option-pricing models

JGB First Warrants	Grant date	Exercise date	Reporting date

Estimated stock price at time of grant	$4.00	$4.12	$6.76
Number of periods to exercise, in years	5.40	4.61	4.39
Compounded risk-free rate	3.83%	3.94%	4.19%
Dividend yield	0%	0%	0%
Exercise price	$0.10	$0.10	$0.10
Volatility	115%	87%	119%

JGB Second Warrants	Grant date	Reporting date
Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	5.08	4.39
Compounded risk-free rate	3.58%	4.19%
Dividend yield	0%	0%
Exercise price	$0.10	$0.10
Volatility	115%	119%

October warrants	Grant date	Reporting date
Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	2.00	1.27
Compounded risk-free rate	3.59%	3.98%
Dividend yield	0%	0%
Exercise price	$5.00	$5.00
Volatility	115%	119%

JGB Conversion Feature	Grant date	Reporting date

Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	2.69	1.99
Compounded risk-free rate	3.47%	4.14%
Dividend yield	0%	0%
Exercise price	$4.00	$4.00
Volatility	115%	119%

October Financing Conversion Feature	Grant date	Exercise date	Reporting date

Estimated stock price at time of grant	$4.00	$3.38	$6.76
Number of periods to exercise, in years	3.00	2.76	2.28
Compounded risk-free rate	3.60%	3.63%	4.14%
Dividend yield	0%	0%	0%
Exercise price	$4.00	$4.00	$4.00
Volatility	115%	79%	119%

FAR Holdings Conversion Feature	Grant date	Reporting date

Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	1.50	0.83
Compounded risk-free rate	3.70%	3.98%
Dividend yield	0%	0%
Exercise price	$4.00	$4.00
Volatility	115%	119%

Schedule of reconciles the Level 3 derivative financial liabilities

	Three months	Nine months
	ended June 30, 2026	ended June 30, 2026
	$	$

Balance at beginning of period	5,514,130	7,716,025
Initial recognition of derivative liabilities	—	5,213,176
Settlements and exercises	(3,223,938)	(4,286,633)
Fair value loss recognized in profit or loss	13,262,586	6,910,210
Balance at end of period	15,552,778	15,552,778

Schedule of increase in volatility, derivative liability and fair value loss
Expected volatility	Derivative liabilities	Change
	$	$

108.90%	15,376,779	(175,999)
118.90%	15,552,778	—
128.90%	15,728,659	175,881